Critical accounting estimates and judgements (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Goodwill	£ 22,900
Intangible assets other than goodwill	10,100
Impairment charge on non financial assets			£ (11,413)
Unused tax losses for which no deferred tax asset recognised	£ 40,400	38,400	£ 2,700
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member] | In-Process Research and Development ("IPRD") [Member]
Disclosure of voluntary change in accounting policy [line items]
Impairment charge on non financial assets		£ 1,500